DERIVATIVE INSTRUMENTS (Change in Net Unrealized Gains on Foreign Currency Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
Net unrealized gains (losses) on cash flow hedges as of beginning balance	$ (659)	$ 293
Gains (losses) recognized in accumulated other comprehensive income	503	(1,282)
Realized gains (losses) reclassified into earnings	(378)	330
Net unrealized losses on cash flow hedges as of ending balance	$ (534)	$ (659)